Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash	$ 15,801	$ 103
Prepaid expenses	12,929	1,368
Other current assets	180,053	0
Total current assets	208,783	1,471
Intangible assets – cryptocurrencies	0	32
Fixed assets, net	4,149,773
Land	880,000	0
Total assets	5,238,556	1,503
Current liabilities:
Accounts payable and accrued expenses	1,156,365	724,217
Accrued payroll	407,990	1,616,090
Convertible notes payable	152,611	323,732
Notes payable	35,000	35,000
Notes payable – related parties	1,772,825	32,725
Customer deposit - current	75,952	0
Derivative liabilities	828,306	1,992,754
Total current liabilities	4,429,049	4,724,518
Customer deposit	227,662	0
Total liabilities	4,656,711	4,724,518
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred shares, $0.001 par value, 5,000,000 shares authorized June 30, 2025 and December 31, 2024; none issued and outstanding	0	0
Common shares, $0.001 par value, 7,000,000,000 and 950,000,000 shares authorized June 30, 2025 and December 31, 2024; 2,302,384,959 and 390,687,459 shares issued and outstanding, June 30, 2025 and December 31, 2024, respectively	2,302,384	390,687
Additional paid-in capital	63,463,791	35,371,266
Accumulated deficit	(65,184,330)	(40,484,968)
Total stockholders’ deficit	581,845	(4,723,015)
Total liabilities and stockholders’ deficit	$ 5,238,556	$ 1,503